Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 184,537	£ 192,345
Associated liabilities	(97,494)	(112,910)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	4,504	1,391
Associated liabilities	(4,174)	(1,134)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	1,303	963
Associated liabilities	(1,225)	(952)
Transferred assets, fair value	1,423	1,051
Associated liabilities, fair value	(1,219)	(966)
Net position	£ 204	£ 85